Income Taxes (Details) - Schedule of Effective Tax Rate	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Effective Tax Rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%
Effect of income tax exemptions and reliefs	(10.00%)	(10.00%)
Effect of stock-based compensation	(15.61%)
Effect of additional deduction allowed for tax purposes	0.00%	(7.39%)
Effective tax rate	(0.61%)	7.61%